Income tax (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022 USD ($)
Income tax
Operating loss carryforwards	¥ 359,812	¥ 183,507
Retained earnings (accumulated deficit)	¥ (228,165)	¥ 425,125					$ (33,081)
Applicability of preferential income tax rate	25.00%
Preferential income tax rate	15.00%
Profits tax rate	¥ 2,000
Profits tax rate, percentage	8.25%
valid term of years	3 years	3 years	3 years	3 years	3 years	3 years
PRC Tax Administration and Collection Law
Income tax
Underpayment of tax liability	¥ 100
Statute of limitations period if underpayment of taxes due to computational errors by taxpayer or withholding agent	3 years
Statute of limitations extended period under special circumstances	5 years
Statute of limitations under related party transactions	10 years
CHINA
Income tax
Retained earnings (accumulated deficit)	¥ 1,601,313	¥ 1,462,328